Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Assets
Cash and cash equivalents	$ 739.2		$ 587.7
Receivables, net	1,457.8		1,367.6
Inventories, net	623.3		561.7
Income tax receivables	25.5		26.4
Prepaid expenses	56.4		47.7
Other current assets	98.1		97.5
Total current assets	3,000.3		2,688.6
Property, plant and equipment, net	1,121.2		1,025.8
Investments and other non-current assets	279.6		228.1
Goodwill	1,607.0		1,612.3
Intangible assets, net	109.2		109.7
Total assets	6,117.3		5,664.5
Liabilities and equity
Short-term debt	302.8		87.1
Accounts payable	1,083.9		1,003.1
Accrued expenses	465.9		484.5
Income tax payable	63.8		91.8
Other current liabilities	169.5		168.0
Total current liabilities	2,085.9		1,834.5
Long-term debt	363.5		637.7
Pension liability	193.1		136.0
Other non-current liabilities	125.8		117.1
Total non-current liabilities	682.4		890.8
Commitments and contingencies
Common stock	102.8	[1]	102.8	[1]
Additional paid-in capital	1,472.8		1,472.8
Retained earnings	2,374.6		1,910.1
Accumulated other comprehensive income	(42.3)	[2]	36.4	[2]
Treasury stock (13.5 and 13.8 shares)	(574.5)		(594.8)
Total parent shareholders' equity	3,333.4		2,927.3
Non-controlling interests	15.6		11.9
Total equity	3,349.0	[3]	2,939.2	[3]
Total liabilities and equity	$ 6,117.3		$ 5,664.5

[1]	Number of shares: 350 million authorized, 102.8 million issued for both years, and 89.3 and 89.0 million outstanding, net of treasury shares, for 2011 and 2010, respectively.
[2]	The components of Other Comprehensive (Loss) Income are net of any related income tax effects.
[3]	See Note 13 for further details - includes tax effects where applicable.